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                                           John E. Connolly, Jr.
                                           Assistant General Counsel
                                           Metropolitan Life Insurance Company
                                           Telephone: (617) 578-3031

                                           May 2, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:      MetLife Insurance Company of Connecticut
         MetLife of CT Separate Account Eleven for Variable Annuities File Nos. 333-152258; 811-21262 (PrimElite)
         Rule 497(j) Certification

Members of the Commission:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Separate Account Eleven for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement and Statement of Additional Information for PrimElite, each dated April 29, 2013, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement and Statement of Additional Information contained in Post-Effective Amendment No. 5 for the Account filed electronically with the Commission on April 5, 2013.

If you have any questions, please call the undersigned at (617) 578-3031.

Sincerely,

/s/ John E. Connolly, Jr.
------------------------------------
John E. Connolly, Jr.
Assistant General Counsel
Metropolitan Life Insurance Company